Tax Expense Benefit (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Taxes [Line Items]
Current Tax	$ 23,990,099	¥ 166,563,258	¥ 136,698,765	¥ 173,388,429
Deferred Tax	(1,233,857)	(8,566,670)	(6,813,018)	(22,095,408)
Total	$ 22,756,242	¥ 157,996,588	¥ 129,885,747	¥ 151,293,021